INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of components of investments in sales-type leases, direct financing leases and leaseback assets
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of June 30, 2023 and December 31, 2022:

(in thousands of $)	June 30, 2023
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	23,424	29,862	53,286
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	66,574	61,362	127,936
Less: unearned income	(5,235)	(11,258)	(16,493)
Total investment in sales-type lease, direct financing lease and leaseback assets	61,339	50,104	111,443
Allowance for expected credit losses*	(80)	(13)	(93)
Total investment in sales-type lease, direct financing lease and leaseback assets	61,259	50,091	111,350
Current portion	22,188	4,317	26,505
Long-term portion	39,071	45,774	84,845

(in thousands of $)	December 31, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	30,708	34,160	64,868
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	73,858	65,660	139,518
Less: unearned income	(7,252)	(13,051)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	52,609	119,215
Allowance for expected credit losses*	(102)	(90)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	52,519	119,023
Current portion	10,794	4,638	15,432
Long-term portion	55,710	47,881	103,591

*See Note 18: Allowance for Expected Credit Losses.